Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2015	Sep. 30, 2016	Oct. 13, 2016	Dec. 31, 2015	Dec. 31, 2014
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit), Total		$ (3,251,407)		$ (748,360)
Working Capital Deficit				744,699
Cash, Uninsured Amount		$ 5,693,442
Subsequent Event [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Certificates of Deposit, at Carrying Value			$ 3,000,000
FDIC Insured Percentage			100.00%
Due from Banks			$ 2,000,000
Warrant [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		107,802
Employee Stock Option [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		510,000
Convertible Debt Securities [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,928,899
Moleculin, LLC [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit), Total				(14,203,516)	$ (13,837,705)
Working Capital Deficit				2,844,589
Time Deposits, at or Above FDIC Insurance Limit				$ 250,000
Use Rights [Member] | AnnaMed, Inc [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	1,431,000
Use Rights [Member] | IntertechBio Corporation [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	630,000